Borrowings (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current portion	¥ 32,275	¥ 29,438
Non-current portion	23,178	54,630
Total borrowings by the Company	¥ 55,453	¥ 84,068